UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Tradr
2X Long Innovation ETF
TARK
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Long Innovation ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/tark-2x-long-innovation-etf. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation ETF (TARK)	$52	1.15%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,471,472
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	74%
Swap	26%
Total	100%
Material Fund Changes
On May 15, 2024, the Fund changed its name from AXS 2X Innovation ETF to Tradr 2X Long Innovation ETF.
On November 15, 2024, the Trust’s Board approved a two-for-one forward share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold two Fund shares for every one Fund share previously held as of the close of business on November 26, 2024. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/tark-2x-long-innovation-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/tark-2x-long-innovation-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr
1.5X Short NVDA
Daily ETF
NVDS
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 1.5X Short NVDA Daily ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.5X Short NVDA Daily ETF (NVDS)	$45	1.15%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$49,300,950
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	88%
Swap	12%
Total	100%
Material Fund Changes
On May 15, 2024, the Fund changed its name from Tradr 1.25X NVDA Bear Daily ETF to Tradr 1.5X Short NVDA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation ("NVDA"). Prior to July 15, 2024, the Fund’s investment strategy and objective was to seeks daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-125%) of the daily performance of the common shares of NVDA.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Tradr
2X Short TSLA
Daily ETF
TSLQ
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Short TSLA Daily ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Short TSLA Daily ETF (TSLQ)	$43	1.15%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,786,930
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	126%
Swap	(26)%
Total	100%
Material Fund Changes
On May 15, 2024, the Fund changed its name from Tradr TSLA Bear Daily ETF to Tradr 2X Short TSLA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of Tesla, Inc ("TSLA). Prior to July 15, 2024, the Fund’s investment strategy and objective was to seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of TSLA.
On November 15, 2024, the Trust’s Board approved a one-for-six reverse share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every six Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Tradr
2X Short Innovation
Daily ETF
SARK
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Short Innovation Daily ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/sark-2x-short-innovation-daily-etf. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Short Innovation Daily ETF (SARK)	$41	0.84%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,081,513
Total number of portfolio holdings	3
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	105%
Swap	(5)%
Total	100%
Material Fund Changes
On May 15, 2024, the Fund changed its name from AXS Short Innovation Daily ETF to Tradr Short Innovation Daily ETF.  Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily price and yield performance of the ARK Innovation ETF and accordingly, changed its name to Tradr 2X Short Innovation ETF.  Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF.
On November 15, 2024, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every three Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated July 15, 2024, as amended August 6, 2024 at https://www.tradretfs.com/sark-2x-short-innovation-daily-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/sark-2x-short-innovation-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr
2X Long SPY
Monthly ETF
SPYM
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Long SPY Monthly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/spym-2x-long-spy-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SPY Monthly ETF (SPYM)[1]	$12	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,034,615
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	97%
Swap	3%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/spym-2x-long-spy-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr
2X Long Triple Q
Monthly ETF
MQQQ
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Long Triple Q Monthly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Triple Q Monthly ETF (MQQQ)[1]	$12	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,011,596
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	93%
Swap	7%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr
2X Long SOXX
Monthly ETF
SOXM
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Long SOXX Monthly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/soxm-2x-long-soxx-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SOXX Monthly ETF (SOXM)[1]	$11	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$992,657
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	101%
Swap	(1)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/soxm-2x-long-soxx-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr
2X Long SPY
Weekly ETF
SPYB
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Long SPY Weekly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/spyb-2x-long-spy-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SPY Weekly ETF (SPYB)[1]	$12	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,031,220
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	97%
Swap	3%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/spyb-2x-long-spy-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr
2X Long Triple Q
Weekly ETF
QQQW
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Long Triple Q Weekly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/qqqw-2x-long-triple-q-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Triple Q Weekly ETF (QQQW)[1]	$12	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,114,705
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	98%
Swap	2%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/qqqw-2x-long-triple-q-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr
2X Long SOXX
Weekly ETF
SOXW
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Long SOXX Weekly ETF (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/soxw-2x-long-soxx-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SOXX Weekly ETF (SOXW)[1]	$11	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$966,313
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	104%
Swap	(4)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/soxw-2x-long-soxx-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr
1.75X Long NVDA
Weekly ETF
NVDW
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 1.75X Long NVDA Weekly ETF  (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/nvdw-1.75x-long-nvda-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.75X Long NVDA Weekly ETF (NVDW)[1]	$11	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$744,499
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	103%
Swap	(3)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/nvdw-1.75x-long-nvda-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr
1.5X Long TSLA
Weekly ETF
TSLW
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 1.5X Long TSLA Weekly ETF  (“Fund”) for the period of August 30, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at www.tradretfs.com/tslw-1.5x-long-tsla-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.5X Long TSLA Weekly ETF (TSLW)[1]	$13	1.30%[2]
[1]	The Fund commenced operations on August 30, 2024. If the Fund had been operational for the entire semi-annual period of April 1, 2024 to September 30, 2024, expenses would have been higher.
[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,336,357
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	75%
Swap	25%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/tslw-1.5x-long-tsla-weekly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Tradr
2X Long SPY
Quarterly ETF
SPYQ
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Long SPY Quarterly ETF (“Fund”) for the period of September 30, 2024 (commencement of operations). You can find additional information about the Fund at https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
The Fund’s inception date is September 30, 2024 and the Fund did not incur any expenses.
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SPY Quarterly ETF (SPYQ)	$0	0.00%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,500,000
Total number of portfolio holdings	0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	100%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Tradr
2X Long Triple Q
Quarterly ETF
QQQP
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Long Triple Q Quarterly ETF (“Fund”) for the period September 30, 2024 (commencement of operations). You can find additional information about the Fund at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
The Fund’s inception date is September 30, 2024 and the Fund did not incur any expenses.
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Triple Q Quarterly ETF (QQQP)	$0	0.00%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,500,000
Total number of portfolio holdings	0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	100%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Tradr
2X Long TLT
Monthly ETF
TLTM
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 2X Long TLT Monthly ETF (“Fund”) for the period September 30, 2024 (commencement of operations). You can find additional information about the Fund at https://www.tradretfs.com/tltm-2x-long-tlt-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
The Fund’s inception date is September 30, 2024 and the Fund did not incur any expenses.
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long TLT Monthly ETF (TLTM)	$0	0.00%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,000,000
Total number of portfolio holdings	0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	100%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/tltm-2x-long-tlt-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Tradr
1.75X Long TLT
Quarterly ETF
TLTQ
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Tradr 1.75X Long TLT Quarterly ETF (“Fund”) for the period September 30, 2024 (commencement of operations). You can find additional information about the Fund at https://www.tradretfs.com/tltq-1.75x-long-tlt-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
The Fund’s inception date is September 30, 2024 and the Fund did not incur any expenses.
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.75X Long TLT Quarterly ETF (TLTQ)	$0	0.00%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,000,000
Total number of portfolio holdings	0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	100%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/tltq-1.75x-long-tlt-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Tradr 2X Long Innovation ETF	Tradr 2X Long Triple Q Weekly ETF
(formerly, AXS 2X Innovation ETF)	(QQQW)
(TARK)

Tradr 1.5X Short NVDA Daily ETF	Tradr 2X Long SOXX Weekly ETF
(formerly, Tradr 1.25X NVDA Bear Daily ETF)	(SOXW)
(NVDS)

Tradr 2X Short TSLA Daily ETF	Tradr 1.75X Long NVDA Weekly ETF
(formerly, Tradr TSLA Bear Daily ETF)	(NVDW)
(TSLQ)

Tradr 2X Short Innovation Daily ETF	Tradr 1.5X Long TSLA Weekly ETF
(formerly, Tradr Short Innovation Daily ETF)	(TSLW)
(SARK)

Tradr 2X Long SPY Monthly ETF	Tradr 2X Long SPY Quarterly ETF
(SPYM)	(SPYQ)

Tradr 2X Long Triple Q Monthly ETF	Tradr 2X Long Triple Q Quarterly ETF
(MQQQ)	(QQQP)

Tradr 2X Long SOXX Monthly ETF	Tradr 2X Long TLT Monthly ETF
(SOXM)	(TLTM)

Tradr 2X Long SPY Weekly ETF	Tradr 1.75X Long TLT Quarterly ETF
(SPYB)	(TLTQ)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Tradr ETFs

Eash a series of Investment Managers Series Trust II

This report and the financial statements contained herein are provided for the general information of the shareholders of the Tradr ETFs (the “ETFs”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.tradretfs.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Tradr 2X Long Innovation ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$63,471,472
TOTAL NET ASSETS — 100.0%	$63,471,472

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
Counterparty	Description	Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Paid (Received)	Appreciation (Depreciation)

Cowen	ARK Innovation ETF	Receive	5.33% (OBRF01* + 50bps)	At Maturity	5/2/2025	$49,153,871	$-	$12,605,039
Clear Street	ARK Innovation ETF	Receive	5.38% (OBRF01* + 55bps)	At Maturity	6/27/2025	60,695,813	-	4,039,323
TOTAL EQUITY SWAP CONTRACTS								$16,644,362

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

1

Tradr 1.5X Short NVDA Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$49,300,950
TOTAL NET ASSETS — 100.0%	$49,300,950

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Cowen	NVIDIA Corp.	Pay	4.48% (OBFR01* -35bps)	At Maturity	5/2/2025	$(31,797,265)	$-	$3,267,280
Clear Street	NVIDIA Corp.	Pay	4.33% (OBFR01* -50bps)	At Maturity	6/27/2025	(47,512,983)	-	2,563,017
TOTAL EQUITY SWAP CONTRACTS								$5,830,297

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

2

Tradr 2X Short TSLA Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$78,786,930
TOTAL NET ASSETS — 100.0%	$78,786,930

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive Equity on		Pay/Receive	Termination	Notional	Premium Paid	Unrealized Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)

Cowen	Tesla, Inc.	Pay	4.48% (OBFR01* -35bps)	At Maturity	5/2/2025	$(62,855,491)	$-	$(1,947,952)
Clear Street	Tesla, Inc.	Pay	4.33% (OBFR01* -50bps)	At Maturity	6/27/2025	(90,464,523)	-	(18,243,378)
TOTAL EQUITY SWAP CONTRACTS								$(20,191,330)

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

3

Tradr 2X Short Innovation Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$78,081,513
TOTAL NET ASSETS — 100.0%	$78,081,513

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)

Cowen	ARK Innovation ETF	Pay	2.58% (OBRF01* - 225bps)	At Maturity	5/2/2025	$(65,687,990)	$-	$645,532
Clear Street	ARK Innovation ETF	Pay	2.76% (OBRF01* - 207bps)	At Maturity	6/27/2025	(65,172,789)	-	(3,445,104)
Goldman Sachs	ARK Innovation ETF	Pay	2.40% (OBRF01* - 243bps)	At Maturity	5/9/2025	(24,389,968)	-	(1,474,717)
TOTAL EQUITY SWAP CONTRACTS								$(4,274,289)

*	OBFR01 ‐ Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

4

Tradr 2X Long SPY Monthly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$1,034,615
TOTAL NET ASSETS — 100.0%	$1,034,615

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)

Clear Street	SPDR S&P 500 ETF Trust	Receive	5.83% (OBRF01* + 100bps)	At Maturity	10/29/25	$2,035,562	$-	$32,365
TOTAL EQUITY SWAP CONTRACTS								$32,365

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

5

Tradr 2X Long Triple Q Monthly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$6,011,596
TOTAL NET ASSETS — 100.0%	$6,011,596

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
Counterparty	Description	Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Paid (Received)	Appreciation (Depreciation)

Cowen	Invesco QQQ Trust, Series 1	Receive	5.58% (OBRF01* + 75bps)	At Maturity	5/2/25	$731,514	$-	$29,970
Clear Street	Invesco QQQ Trust, Series 1	Receive	5.83% (OBRF01* + 100bps)	At Maturity	10/29/25	10,665,387	-	413,212
TOTAL EQUITY SWAP CONTRACTS								$443,182

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

6

Tradr 2X Long SOXX Monthly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$992,657
TOTAL NET ASSETS — 100.0%	$992,657

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
Counterparty	Description	Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Paid (Received)	Appreciation (Depreciation)

Clear Street	iShares Semiconductor ETF	Receive	5.83% (OBRF01* + 100bps)	At Maturity	10/29/25	$1,992,298	$-	$(9,683)
TOTAL EQUITY SWAP CONTRACTS								$(9,683)

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

7

Tradr 2X Long SPY Weekly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$1,031,220
TOTAL NET ASSETS — 100.0%	$1,031,220

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
Counterparty	Description	Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Paid (Received)	Appreciation (Depreciation)

Cowen	SPDR S&P 500 ETF Trust	Receive	5.58% (OBRF01* + 75bps)	At Maturity	5/2/25	$86,739	$-	$1,655
Clear Street	SPDR S&P 500 ETF Trust	Receive	5.83% (OBRF01* + 100bps)	At Maturity	10/22/25	1,933,770	-	27,312
TOTAL EQUITY SWAP CONTRACTS								$28,967

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

8

Tradr 2X Long Triple Q Weekly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$3,114,705
TOTAL NET ASSETS — 100.0%	$3,114,705

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)

Cowen	Invesco QQQ Trust, Series 1	Receive	5.58% (OBRF01* + 75bps)	At Maturity	5/2/25	$3,030,680	$-	$95,238
Clear Street	Invesco QQQ Trust, Series 1	Receive	5.83% (OBRF01* + 100bps)	At Maturity	10/22/25	3,139,124	-	(43,262)
TOTAL EQUITY SWAP CONTRACTS								$51,976

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

9

Tradr 2X Long SOXX Weekly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$966,313
TOTAL NET ASSETS — 100.0%	$966,313

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
Counterparty	Description	Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Paid (Received)	Appreciation (Depreciation)

Cowen	iShares Semiconductor ETF	Receive	5.58% (OBRF01* + 75bps)	At Maturity	5/2/25	$143,989	$-	$4,988
Clear Street	iShares Semiconductor ETF	Receive	5.83% (OBRF01* + 100bps)	At Maturity	10/22/25	1,808,851	-	(41,032)
TOTAL EQUITY SWAP CONTRACTS								$(36,044)

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

10

Tradr 1.75X Long NVDA Weekly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$744,499
TOTAL NET ASSETS — 100.0%	$744,499

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
Counterparty	Description	Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Paid (Received)	Appreciation (Depreciation)

Clear Street	NVIDIA Corporation	Receive	5.83% (OBRF01* + 100bps)	At Maturity	10/22/25	1,282,357	-	$(21,082)
TOTAL EQUITY SWAP CONTRACTS								$(21,082)

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

11

Tradr 1.5X Long TSLA Weekly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$1,336,357
TOTAL NET ASSETS — 100.0%	$1,336,357

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
Counterparty	Description	Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Paid (Received)	Appreciation (Depreciation)

Clear Street	Tesla, Inc.	Receive	5.83% (OBRF01* + 100bps)	At Maturity	10/22/25	1,659,358	-	$334,263
TOTAL EQUITY SWAP CONTRACTS								$334,263

*	OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

See accompanying Notes to Financial Statements.

12

Tradr Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of September 30, 2024 (Unaudited)

	Tradr		Tradr
	2X Long Innovation ETF		1.5X Short NVDA Daily ETF
Assets:
Cash	$11,669,452		$6,138,644
Cash collateral held for open swap contracts	33,347,164		37,493,065
Unrealized appreciation on open swap contracts	16,644,362		5,830,297
Receivables:
Fund shares sold	1,952,166		-
Prepaid expenses	456		694
Other receivable	-		-
Total assets	63,613,600		49,462,700

Liabilities:
Unrealized depreciation on open swap contracts	-		-
Payables:
Advisory fees	26,976		28,173
Fund administration fees	15,356		12,364
Transfer agent fees and expenses	15,250		30,876
Custody fees	22,136		34,226
Trustees' deferred compensation (Note 3)	10,610		11,774
Fund accounting fees	10,498		11,418
Auditing fees	8,522		9,022
Legal fees	5,868		2,171
Chief Compliance Officer fees	2,234		481
Shareholder reporting fees	1,825		863
Trustees' fees and expenses	1,029		1,538
Payable for swaps	-		-
Accrued other expenses	21,824		18,844
Total liabilities	142,128		161,750
Commitments and contingencies (Note 3)
Net Assets	$63,471,472		$49,300,950

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$45,053,878		$223,349,341
Total distributable earnings (accumulated deficit)	18,417,594		(174,048,391)
Net Assets	$63,471,472		$49,300,950

Shares of beneficial interest issued and outstanding	1,951,380	*	1,400,175
Net asset value per share	$32.53		$35.21

*	The Fund had a 2-1 forward stock split after the close of business November 26, 2024, which is retroactively adjusted as of September 30, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

13

Tradr Funds
STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of September 30, 2024 (Unaudited)

	Tradr		Tradr
	2X Short TSLA Daily ETF		2X Short Innovation Daily ETF
Assets:
Cash	$252,680		$29,041,201
Cash collateral held for open swap contracts	89,757,049		51,649,217
Unrealized appreciation on open swap contracts	-		645,532
Receivables:
Fund shares sold	9,676,613		1,951,058
Prepaid expenses	734		967
Other receivable	-		47,137
Total assets	99,687,076		83,335,112

Liabilities:
Unrealized depreciation on open swap contracts	20,191,330		4,919,821
Payables:
Advisory fees	35,875		59,164
Fund administration fees	19,311		89,494
Transfer agent fees and expenses	36,060		15,199
Custody fees	34,765		27,105
Trustees' deferred compensation (Note 3)	19,159		27,363
Fund accounting fees	11,119		24,089
Auditing fees	8,522		9,455
Legal fees	5,743		32,242
Chief Compliance Officer fees	4,231		10,727
Shareholder reporting fees	2,822		5,172
Trustees' fees and expenses	4,061		9,712
Payable for swaps	505,826		-
Accrued other expenses	21,322		24,056
Total liabilities	20,900,146		5,253,599
Commitments and contingencies (Note 3)
Net Assets	$78,786,930		$78,081,513

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$165,155,424		$158,773,780
Total distributable earnings (accumulated deficit)	(86,368,494)		(80,692,267)
Net Assets	$78,786,930		$78,081,513

Shares of beneficial interest issued and outstanding	712,500	*	1,000,000	**
Net asset value per share	$110.58		$78.09

*	The Fund had a 1-6 reverse stock split after the close of business November 26, 2024, which is retroactively adjusted as of September 30, 2024. See Note 1 in the accompanying Notes to Financial Statements.

**	The Fund had a 1-3 reverse stock split after the close of business November 26, 2024, which is retroactively adjusted as of September 30, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

14

Tradr Funds
STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of September 30, 2024 (Unaudited)

	Tradr	Tradr
	2X Long SPY	2X Long Triple Q
	Monthly ETF	Monthly ETF
Assets:
Cash	$593,400	$2,894,289
Cash collateral held for open swap contracts	410,000	2,680,000
Unrealized appreciation on open swap contracts	32,365	443,182
Receivables:
Due from Advisor	14,928	10,203
Prepaid offering costs	11,609	11,609
Total assets	1,062,302	6,039,283

Liabilities:
Unrealized depreciation on open swap contracts	-	-
Payables:
Fund administration fees	4,004	4,004
Transfer agent fees and expenses	1,534	1,534
Custody fees	357	357
Fund accounting fees	3,445	3,445
Auditing fees	1,741	1,741
Legal fees	1,381	1,381
Chief Compliance Officer fees	437	437
Shareholder reporting fees	398	398
Trustees' fees and expenses	921	921
Due to Advisor - offering costs	12,500	12,500
Accrued other expenses	969	969
Total liabilities	27,687	27,687
Commitments and contingencies (Note 3)
Net Assets	$1,034,615	$6,011,596

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,000,000	$5,555,110
Total distributable earnings (accumulated deficit)	34,615	456,486
Net Assets	$1,034,615	$6,011,596

Shares of beneficial interest issued and outstanding	40,000	230,000
Net asset value per share	$25.87	$26.14

See accompanying Notes to Financial Statements.

15

Tradr Funds
STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of September 30, 2024 (Unaudited)

	Tradr	Tradr
	2X Long SOXX	2X Long SPY
	Monthly ETF	Weekly ETF
Assets:
Cash	$393,400	$593,400
Cash collateral held for open swap contracts	610,000	410,000
Unrealized appreciation on open swap contracts	-	28,967
Receivables:
Due from Advisor	15,018	14,931
Prepaid offering costs	11,609	11,610
Total assets	1,030,027	1,058,908

Liabilities:
Unrealized depreciation on open swap contracts	9,683	-
Payables:
Fund administration fees	4,004	4,004
Transfer agent fees and expenses	1,534	1,534
Custody fees	357	357
Fund accounting fees	3,445	3,445
Auditing fees	1,741	1,742
Legal fees	1,381	1,381
Chief Compliance Officer fees	437	437
Shareholder reporting fees	398	398
Trustees' fees and expenses	921	921
Due to Advisor - offering costs	12,500	12,500
Accrued other expenses	969	969
Total liabilities	37,370	27,688
Commitments and contingencies (Note 3)
Net Assets	$992,657	$1,031,220

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,000,000	$1,000,000
Total distributable earnings (accumulated deficit)	(7,343)	31,220
Net Assets	$992,657	$1,031,220

Shares of beneficial interest issued and outstanding	40,000	40,000
Net asset value per share	$24.82	$25.78

See accompanying Notes to Financial Statements.

16

Tradr Funds
STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of September 30, 2024 (Unaudited)

	Tradr	Tradr
	2X Long Triple Q	2X Long SOXX
	Weekly ETF	Weekly ETF
Assets:
Cash	$1,754,663	$393,400
Cash collateral held for open swap contracts	1,310,000	610,000
Unrealized appreciation on open swap contracts	95,238	4,988
Receivables:
Due from Advisor	14,144	15,035
Prepaid offering costs	11,610	11,609
Total assets	3,185,655	1,035,032

Liabilities:
Unrealized depreciation on open swap contracts	43,262	41,032
Payables:
Fund administration fees	4,004	4,004
Transfer agent fees and expenses	1,534	1,534
Custody fees	357	357
Fund accounting fees	3,445	3,445
Auditing fees	1,742	1,741
Legal fees	1,381	1,381
Chief Compliance Officer fees	437	437
Shareholder reporting fees	398	398
Trustees' fees and expenses	921	921
Due to Advisor - offering costs	12,500	12,500
Accrued other expenses	969	969
Total liabilities	70,950	68,719
Commitments and contingencies (Note 3)
Net Assets	$3,114,705	$966,313

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,056,785	$1,000,000
Total distributable earnings (accumulated deficit)	57,920	(33,687)
Net Assets	$3,114,705	$966,313

Shares of beneficial interest issued and outstanding	120,000	40,000
Net asset value per share	$25.96	$24.16

See accompanying Notes to Financial Statements.

17

Tradr Funds
STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of September 30, 2024 (Unaudited)

	Tradr	Tradr
	1.75X Long NVDA	1.5X Long TSLA
	Weekly ETF	Weekly ETF
Assets:
Cash	$56,552	$393,400
Cash collateral held for open swap contracts	710,000	610,000
Unrealized appreciation on open swap contracts	-	334,263
Receivables:
Due from Advisor	15,108	14,771
Prepaid offering costs	11,609	11,610
Total assets	793,269	1,364,044

Liabilities:
Unrealized depreciation on open swap contracts	21,082	-
Payables:
Fund administration fees	4,004	4,004
Transfer agent fees and expenses	1,534	1,534
Custody fees	357	357
Fund accounting fees	3,445	3,445
Auditing fees	1,742	1,741
Legal fees	1,381	1,381
Chief Compliance Officer fees	437	437
Shareholder reporting fees	398	398
Trustees' fees and expenses	921	921
Due to Advisor - offering costs	12,500	12,500
Accrued other expenses	969	969
Total liabilities	48,770	27,687
Commitments and contingencies (Note 3)
Net Assets	$744,499	$1,336,357

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$763,426	$1,000,000
Total distributable earnings (accumulated deficit)	(18,927)	336,357
Net Assets	$744,499	$1,336,357

Shares of beneficial interest issued and outstanding	30,000	40,000
Net asset value per share	$24.82	$33.41

See accompanying Notes to Financial Statements.

18

Tradr Funds
STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of September 30, 2024 (Unaudited)

	Tradr 2X Long SPY Quarterly ETF	Tradr 2X Long Triple Q Quarterly ETF
Assets:
Receivables:
Fund shares sold	$2,500,000	$2,500,000
Prepaid offering costs	12,500	12,500
Total assets	2,512,500	2,512,500

Liabilities:
Payables:
Due to Advisor - offering costs	12,500	12,500
Total liabilities	12,500	12,500
Commitments and contingencies (Note 3)
Net Assets	$2,500,000	$2,500,000

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,500,000	$2,500,000
Net Assets	$2,500,000	$2,500,000

Shares of beneficial interest issued and outstanding	100,000	100,000
Net asset value per share	$25.00	$25.00

See accompanying Notes to Financial Statements.

19

Tradr Funds
STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of September 30, 2024 (Unaudited)

	Tradr 2X Long TLT Monthly ETF	Tradr 1.75X Long TLT Quarterly ETF
Assets:
Receivables:
Fund shares sold	$3,000,000	$3,000,000
Prepaid offering costs	12,500	12,500
Total assets	3,012,500	3,012,500

Liabilities:
Payables:
Due to Advisor - offering costs	12,500	12,500
Total liabilities	12,500	12,500
Commitments and contingencies (Note 3)
Net Assets	$3,000,000	$3,000,000

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,000,000	$3,000,000
Net Assets	$3,000,000	$3,000,000

Shares of beneficial interest issued and outstanding	120,000	120,000
Net asset value per share	$25.00	$25.00

See accompanying Notes to Financial Statements.

20

Tradr Funds
STATEMENTS OF OPERATIONS
For the Six Months/Period Ended September 30, 2024 (Unaudited)

	Tradr 2X Long Innovation ETF	Tradr 1.5X Short NVDA Daily ETF
Investment Income:
Interest	$1,054,382	$1,772,176
Total investment income	1,054,382	1,772,176

Expenses:
Advisory fees	270,519	313,605
Fund administration fees	35,973	30,778
Transfer agent fees and expenses	6,121	3,652
Custody fees	37,976	59,084
Fund accounting fees	21,080	21,545
Miscellaneous	10,774	2,663
Shareholder reporting fees	8,990	15,527
Auditing fees	8,522	9,023
Trustees' fees and expenses	8,228	8,241
Legal fees	7,592	3,834
Chief Compliance Officer fees	3,426	1,863
Insurance fees	1,081	650
Total expenses	420,282	470,465
Advisory fees (waived) recovered	(92,589)	(90,836)
Net expenses	327,693	379,629
Net investment income (loss)	726,689	1,392,547

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	5,530,983	(56,341,520)
Net realized gain (loss)	5,530,983	(56,341,520)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(14,155,787)	38,389,639
Net change in unrealized appreciation/depreciation	(14,155,787)	38,389,639
Net realized and unrealized gain (loss)	(8,624,804)	(17,951,881)

Net Increase (Decrease) in Net Assets from Operations	$(7,898,115)	$(16,559,334)

See accompanying Notes to Financial Statements.

21

Tradr Funds
STATEMENTS OF OPERATIONS - Continued
For the Six Months/Period Ended September 30, 2024 (Unaudited)

	Tradr 2X Short TSLA Daily ETF	Tradr 2X Short Innovation Daily ETF
Investment Income:
Interest	$2,001,023	$2,441,341
Total investment income	2,001,023	2,441,341

Expenses:
Advisory fees	423,647	355,716
Fund administration fees	46,335	20,934
Transfer agent fees and expenses	11,412	5,299
Custody fees	48,049	20,769
Fund accounting fees	21,779	11,776
Miscellaneous	4,784	15,358
Shareholder reporting fees	10,831	12,102
Auditing fees	8,522	8,449
Trustees' fees and expenses	15,381	8,258
Legal fees	5,275	9,405
Chief Compliance Officer fees	3,935	3,234
Insurance fees	1,242	2,581
Total expenses	601,192	473,881
Advisory fees (waived) recovered	(88,358)	(30,732)
Net expenses	512,834	443,149
Net investment income (loss)	1,488,189	1,998,192

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(17,654,033)	(28,292,150)
Net realized gain (loss)	(17,654,033)	(28,292,150)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(33,944,624)	30,198,550
Net change in unrealized appreciation/depreciation	(33,944,624)	30,198,550
Net realized and unrealized gain (loss)	(51,598,657)	1,906,400

Net Increase (Decrease) in Net Assets from Operations	$(50,110,468)	$3,904,592

See accompanying Notes to Financial Statements.

22

Tradr Funds
STATEMENTS OF OPERATIONS - Continued
For the Six Months/Period Ended September 30, 2024 (Unaudited)

	Tradr 2X Long SPY Monthly ETF*	Tradr 2X Long Triple Q Monthly ETF*
Investment Income:
Interest	$3,376	$19,154
Total investment income	3,376	19,154

Expenses:
Advisory fees	865	4,500
Fund administration fees	4,004	4,004
Transfer agent fees and expenses	1,534	1,534
Custody fees	357	357
Fund accounting fees	3,445	3,445
Miscellaneous	633	633
Shareholder reporting fees	398	398
Auditing fees	1,742	1,742
Trustees' fees and expenses	921	921
Legal fees	1,381	1,381
Chief Compliance Officer fees	437	437
Insurance fees	336	336
Offering costs	891	890
Total expenses	16,944	20,578
Advisory fees (waived) recovered	(865)	(4,500)
Other expenses absorbed	(14,953)	(10,228)
Net expenses	1,126	5,850
Net investment income (loss)	2,250	13,304

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Net realized gain (loss)	-	-
Net change in unrealized appreciation/depreciation on:
Swap contracts	32,365	443,182
Net change in unrealized appreciation/depreciation	32,365	443,182
Net realized and unrealized gain (loss)	32,365	443,182

Net Increase (Decrease) in Net Assets from Operations	$34,615	$456,486

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

23

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2024 (Unaudited)

	Tradr	Tradr
	2X Long SOXX	2X Long SPY
	Monthly ETF*	Weekly ETF*
Investment Income:
Interest	$3,375	$3,375
Total investment income	3,375	3,375

Expenses:
Advisory fees	796	863
Fund administration fees	4,004	4,004
Transfer agent fees and expenses	1,534	1,534
Custody fees	357	357
Fund accounting fees	3,445	3,445
Miscellaneous	633	633
Shareholder reporting fees	398	398
Auditing fees	1,742	1,742
Trustees' fees and expenses	921	921
Legal fees	1,381	1,381
Chief Compliance Officer fees	437	437
Insurance fees	336	336
Offering costs	890	890
Total expenses	16,874	16,941
Advisory fees (waived) recovered	(796)	(863)
Other expenses absorbed	(15,043)	(14,956)
Net expenses	1,035	1,122
Net investment income (loss)	2,340	2,253

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Net realized gain (loss)	-	-
Net change in unrealized appreciation/depreciation on:
Swap contracts	(9,683)	28,967
Net change in unrealized appreciation/depreciation	(9,683)	28,967
Net realized and unrealized gain (loss)	(9,683)	28,967

Net Increase (Decrease) in Net Assets from Operations	$(7,343)	$31,220

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

24

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2024 (Unaudited)

	Tradr	Tradr
	2X Long Triple Q	2X Long SOXX
	Weekly ETF*	Weekly ETF*
Investment Income:
Interest	$7,854	$3,375
Total investment income	7,854	3,375

Expenses:
Advisory fees	1,468	783
Fund administration fees	4,004	4,004
Transfer agent fees and expenses	1,534	1,534
Custody fees	357	357
Fund accounting fees	3,445	3,445
Miscellaneous	633	633
Shareholder reporting fees	398	398
Auditing fees	1,742	1,742
Trustees' fees and expenses	921	921
Legal fees	1,381	1,381
Chief Compliance Officer fees	437	437
Insurance fees	336	336
Offering costs	891	890
Total expenses	17,547	16,861
Advisory fees (waived) recovered	(1,468)	(783)
Other expenses absorbed	(14,169)	(15,060)
Net expenses	1,910	1,018
Net investment income (loss)	5,944	2,357

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Net realized gain (loss)	-	-
Net change in unrealized appreciation/depreciation on:
Swap contracts	51,976	(36,044)
Net change in unrealized appreciation/depreciation	51,976	(36,044)
Net realized and unrealized gain (loss)	51,976	(36,044)

Net Increase (Decrease) in Net Assets from Operations	$57,920	$(33,687)

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

25

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2024 (Unaudited)

	Tradr	Tradr
	1.75X Long NVDA	1.5X Long TSLA
	Weekly ETF *	Weekly ETF *
Investment Income:
Interest	$3,100	$3,376
Total investment income	3,100	3,376

Expenses:
Advisory fees	727	986
Fund administration fees	4,004	4,004
Transfer agent fees and expenses	1,534	1,534
Custody fees	357	357
Fund accounting fees	3,445	3,445
Miscellaneous	633	633
Shareholder reporting fees	398	398
Auditing fees	1,742	1,742
Trustees' fees and expenses	921	921
Legal fees	1,381	1,381
Chief Compliance Officer fees	437	437
Insurance fees	336	336
Offering costs	890	890
Total expenses	16,805	17,064
Advisory fees (waived) recovered	(727)	(986)
Other expenses absorbed	(15,133)	(14,796)
Net expenses	945	1,282
Net investment income (loss)	2,155	2,094

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Net realized gain (loss)	-	-
Net change in unrealized appreciation/depreciation on:
Swap contracts	(21,082)	334,263
Net change in unrealized appreciation/depreciation	(21,082)	334,263
Net realized and unrealized gain (loss)	(21,082)	334,263

Net Increase (Decrease) in Net Assets from Operations	$(18,927)	$336,357

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

26

Tradr 2X Long Innovation ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$726,689	$1,456,668
Net realized gain (loss) on swap contracts	5,530,983	(3,660,047)
Net change in unrealized appreciation/depreciation on swap contracts	(14,155,787)	28,371,355
Net increase (decrease) in net assets resulting from operations	(7,898,115)	26,167,976

Capital Transactions:
Net proceeds from shares sold	38,318,258	121,856,220
Cost of shares redeemed	(30,866,308)	(134,977,535)
Net increase (decrease) in net assets from capital transactions	7,451,950	(13,121,315)

Total increase (decrease) in net assets	(446,165)	13,046,661

Net Assets:
Beginning of period	63,917,637	50,870,976
End of period	$63,471,472	$63,917,637

Capital Share Transactions:*
Shares sold	1,350,000	3,760,000
Shares redeemed	(1,000,000)	(3,740,000)
Net increase (decrease) in capital share transactions	350,000	20,000

*	The Fund had a 2-1 forward stock split after the close of business November 26, 2024, which is retroactively adjusted as of September 30,2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

27

Tradr 1.5X Short NVDA Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,392,547	$4,034,960
Net realized gain (loss) on swap contracts	(56,341,520)	(115,482,199)
Net change in unrealized appreciation/depreciation on swap contracts	38,389,639	(15,375,439)
Net increase (decrease) in net assets resulting from operations	(16,559,334)	(126,822,678)

Distributions to Shareholders:
Total distributions to shareholders	-	(8,099,106)

Capital Transactions:
Net proceeds from shares sold	391,599,873	678,976,601
Cost of shares redeemed	(395,960,689)	(565,307,589)
Net increase (decrease) in net assets from capital transactions	(4,360,816)	113,669,012

Total increase (decrease) in net assets	(20,920,150)	(21,252,772)

Net Assets:
Beginning of period	70,221,100	91,473,872
End of period	$49,300,950	$70,221,100

Capital Share Transactions:
Shares sold	8,286,000	5,110,000
Shares redeemed	(7,984,021)	(4,239,804)
Net increase (decrease) in capital share transactions	301,979	870,196

See accompanying Notes to Financial Statements.

28

Tradr 2X Short TSLA Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,488,189	$3,734,317
Net realized gain (loss) on swap contracts	(17,654,033)	(23,255,014)
Net change in unrealized appreciation/depreciation on swap contracts	(33,944,624)	19,649,205
Net increase (decrease) in net assets resulting from operations	(50,110,468)	128,508

Distributions to Shareholders:
Total distributions to shareholders	-	(9,777,526)

Capital Transactions:
Net proceeds from shares sold	564,395,064	992,642,539
Cost of shares redeemed	(541,265,292)	(989,596,413)
Net increase (decrease) in net assets from capital transactions	23,129,772	3,046,126

Total increase (decrease) in net assets	(26,980,696)	(6,602,892)

Net Assets:
Beginning of period	105,767,626	112,370,518
End of period	$78,786,930	$105,767,626

Capital Share Transactions:*
Shares sold	3,053,333	4,738,333
Shares redeemed	(2,800,833)	(4,718,333)
Net increase (decrease) in capital share transactions	252,500	20,000

*	The Fund had a 1-6 reverse stock split after the close of business November 26, 2024, which is retroactively adjusted as of September 30, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

29

Tradr 2X Short Innovation Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,998,192	$8,889,531
Net realized gain (loss) on swap contracts	(28,292,150)	(42,116,086)
Net change in unrealized appreciation/depreciation on swap contracts	30,198,550	(17,142,006)
Net increase (decrease) in net assets resulting from operations	3,904,592	(50,368,561)

Distributions to Shareholders:
Total distributions to shareholders	-	(16,893,270)

Capital Transactions:
Net proceeds from shares sold	118,971,014	362,642,105
Cost of shares redeemed	(170,375,850)	(479,956,355)
Net increase (decrease) in net assets from capital transactions	(51,404,836)	(117,314,250)

Total increase (decrease) in net assets	(47,500,244)	(184,576,081)

Net Assets:
Beginning of period	125,581,757	310,157,838
End of period	$78,081,513	$125,581,757

Capital Share Transactions:*
Shares sold	1,350,000	3,533,333
Shares redeemed	(1,908,333)	(4,558,333)
Net increase (decrease) in capital share transactions	(558,333)	(1,025,000)

*	The Fund had a 1-3 reverse stock split after the close of business November 26, 2024, which is retroactively adjusted as of September 30, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

30

Tradr 2X Long SPY Monthly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended
September 30, 2024* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,250
Net change in unrealized appreciation/depreciation on swap contracts	32,365
Net increase (decrease) in net assets resulting from operations	34,615

Capital Transactions:
Net proceeds from shares sold	1,000,000
Net increase (decrease) in net assets from capital transactions	1,000,000

Total increase (decrease) in net assets	1,034,615

Net Assets:
Beginning of period	-
End of period	$1,034,615

Capital Share Transactions:
Shares sold	40,000
Net increase (decrease) in capital share transactions	40,000

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

31

Tradr 2X Long Triple Q Monthly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended
September 30, 2024* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$13,304
Net change in unrealized appreciation/depreciation on swap contracts	443,182
Net increase (decrease) in net assets resulting from operations	456,486

Capital Transactions:
Net proceeds from shares sold	7,100,955
Cost of shares redeemed	(1,545,845)
Net increase (decrease) in net assets from capital transactions	5,555,110

Total increase (decrease) in net assets	6,011,596

Net Assets:
Beginning of period	-
End of period	$6,011,596

Capital Share Transactions:
Shares sold	300,000
Shares redeemed	(70,000)
Net increase (decrease) in capital share transactions	230,000

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

32

Tradr 2X Long SOXX Monthly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended
September 30, 2024* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,340
Net change in unrealized appreciation/depreciation on swap contracts	(9,683)
Net increase (decrease) in net assets resulting from operations	(7,343)

Capital Transactions:
Net proceeds from shares sold	1,000,000
Net increase (decrease) in net assets from capital transactions	1,000,000

Total increase (decrease) in net assets	992,657

Net Assets:
Beginning of period	-
End of period	$992,657

Capital Share Transactions:
Shares sold	40,000
Net increase (decrease) in capital share transactions	40,000

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

33

Tradr 2X Long SPY Weekly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended
September 30, 2024* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,253
Net change in unrealized appreciation/depreciation on swap contracts	28,967
Net increase (decrease) in net assets resulting from operations	31,220

Capital Transactions:
Net proceeds from shares sold	1,000,000
Net increase (decrease) in net assets from capital transactions	1,000,000

Total increase (decrease) in net assets	1,031,220

Net Assets:
Beginning of period	-
End of period	$1,031,220

Capital Share Transactions:
Shares sold	40,000
Net increase (decrease) in capital share transactions	40,000

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

34

Tradr 2X Long Triple Q Weekly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended
September 30, 2024* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$5,944
Net change in unrealized appreciation/depreciation on swap contracts	51,976
Net increase (decrease) in net assets resulting from operations	57,920

Capital Transactions:
Net proceeds from shares sold	8,386,387
Cost of shares redeemed	(5,329,602)
Net increase (decrease) in net assets from capital transactions	3,056,785

Total increase (decrease) in net assets	3,114,705

Net Assets:
Beginning of period	-
End of period	$3,114,705

Capital Share Transactions:
Shares sold	340,000
Shares redeemed	(220,000)
Net increase (decrease) in capital share transactions	120,000

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

35

Tradr 2X Long SOXX Weekly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended
September 30, 2024* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,357
Net change in unrealized appreciation/depreciation on swap contracts	(36,044)
Net increase (decrease) in net assets resulting from operations	(33,687)

Capital Transactions:
Net proceeds from shares sold	1,000,000
Net increase (decrease) in net assets from capital transactions	1,000,000

Total increase (decrease) in net assets	966,313

Net Assets:
Beginning of period	-
End of period	$966,313

Capital Share Transactions:
Shares sold	40,000
Net increase (decrease) in capital share transactions	40,000

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

36

Tradr 1.75X Long NVDA Weekly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended
September 30, 2024* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,155
Net change in unrealized appreciation/depreciation on swap contracts	(21,082)
Net increase (decrease) in net assets resulting from operations	(18,927)

Capital Transactions:
Net proceeds from shares sold	1,000,000
Cost of shares redeemed	(236,574)
Net increase (decrease) in net assets from capital transactions	763,426

Total increase (decrease) in net assets	744,499

Net Assets:
Beginning of period	-
End of period	$744,499

Capital Share Transactions:
Shares sold	40,000
Shares redeemed	(10,000)
Net increase (decrease) in capital share transactions	30,000

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

37

Tradr 1.5X Long TSLA Weekly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2024*
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,094
Net change in unrealized appreciation/depreciation on swap contracts	334,263
Net increase (decrease) in net assets resulting from operations	336,357

Capital Transactions:
Net proceeds from shares sold	1,000,000
Net increase (decrease) in net assets from capital transactions	1,000,000

Total increase (decrease) in net assets	1,336,357

Net Assets:
Beginning of period	-
End of period	$1,336,357

Capital Share Transactions:
Shares sold	40,000
Net increase (decrease) in capital share transactions	40,000

*	The Fund commenced operations on August 30, 2024.

See accompanying Notes to Financial Statements.

38

Tradr 2X Long SPY Quarterly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2024*
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Capital Transactions:
Net proceeds from shares sold	$2,500,000
Net increase (decrease) in net assets from capital transactions	2,500,000

Total increase (decrease) in net assets	2,500,000

Net Assets:
Beginning of period	-
End of period	$2,500,000

Capital Share Transactions:
Shares sold	100,000
Net increase (decrease) in capital share transactions	100,000

*	The Fund commenced operations on September 30, 2024.

See accompanying Notes to Financial Statements.

39

Tradr 2X Long Triple Q Quarterly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2024*
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Capital Transactions:
Net proceeds from shares sold	$2,500,000
Net increase (decrease) in net assets from capital transactions	2,500,000

Total increase (decrease) in net assets	2,500,000

Net Assets:
Beginning of period	-
End of period	$2,500,000

Capital Share Transactions:
Shares sold	100,000
Net increase (decrease) in capital share transactions	100,000

*	The Fund commenced operations on September 30, 2024.

See accompanying Notes to Financial Statements.

40

Tradr 2X Long TLT Monthly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2024*
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Capital Transactions:
Net proceeds from shares sold	$3,000,000
Net increase (decrease) in net assets from capital transactions	3,000,000

Total increase (decrease) in net assets	3,000,000

Net Assets:
Beginning of period	-
End of period	$3,000,000

Capital Share Transactions:
Shares sold	120,000
Net increase (decrease) in capital share transactions	120,000

*	The Fund commenced operations on September 30, 2024.

See accompanying Notes to Financial Statements.

41

Tradr 1.75X Long TLT Quarterly ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2024*
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Capital Transactions:
Net proceeds from shares sold	$3,000,000
Net increase (decrease) in net assets from capital transactions	3,000,000

Total increase (decrease) in net assets	3,000,000

Net Assets:
Beginning of period	-
End of period	$3,000,000

Capital Share Transactions:
Shares sold	120,000
Net increase (decrease) in capital share transactions	120,000

*	The Fund commenced operations on September 30, 2024.

See accompanying Notes to Financial Statements.

42

Tradr 2X Long Innovation ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended	For the
	September 30,	Year Ended	For the
	2024	March 31,	Period Ended
	(Unaudited)***	2024	March 31, 2023*,**
Net asset value, beginning of period	$39.92	$32.17	$75.00
Income from Investment Operations:
Net investment income (loss)[1]	0.39	0.82	0.21
Net realized and unrealized gain (loss)	(7.78)	6.93	(43.04)
Total from investment operations	(7.39)	7.75	(42.83)
Net asset value, end of period	$32.53	$39.92	$32.17

Total return[2,3]	(18.51)%[4]	24.07%	(57.11)%[4]

Total return at market price[3,5]	(18.57)%[4]	24.05%	(57.11)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,471	$63,918	$50,871

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.47%[6]	1.49%	1.43%[6]
After fees waived and expenses absorbed/recovered	1.15%[6]	1.15%	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.23%[6]	2.05%	0.36%[6]
After fees waived and expenses absorbed/recovered	2.55%[6]	2.39%	0.64%[6]

Portfolio turnover rate	-%[4]	-%	-%[4]

*	The Fund commenced operations on April 28, 2022.
**	The Fund had a 1-5 reverse stock split after the close of business November 30, 2022. Note 1 in the accompanying Notes to Financial Statements.
***	The Fund had a 2-1 forward stock split after the close of business November 26, 2024, which is retroactively adjusted as of September 30, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

43

Tradr 1.5X Short NVDA Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended	For the
	September 30,	Year Ended	For the
	2024	March 31,	Period Ended
	(Unaudited)	2024**	March 31, 2023*
Net asset value, beginning of period	$63.94	$401.20	$1,250.00
Income from Investment Operations:
Net investment income (loss)[1]	0.95	7.80	9.20
Net realized and unrealized gain (loss)	(29.68)	(323.71)	(835.40)
Total from investment operations	(28.73)	(315.91)	(826.20)

Less Distributions:
From net investment income	-	(21.35)	(2.72)
From net realized gain	-	-	(19.88)
Total distributions	-	(21.35)	(22.60)
Net asset value, end of period	$35.21	$63.94	$401.20

Total return[2,3]	(44.93)%[4]	(81.73)%	(66.14	)%4

Total return at market price[3,5]	(45.00)%[4]	(81.72)%	(66.14	)%4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,301	$70,221	$91,474

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.42%[6]	1.42%	1.81%[6]
After fees waived and expenses absorbed/recovered	1.15%[6]	1.15%	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.95%[6]	4.38%	1.69%[6]
After fees waived and expenses absorbed/recovered	4.22%[6]	4.65%	2.35%[6]

Portfolio turnover rate	-%[4]	-%	-%[4]

*	The Fund commenced operations on July 13, 2022.
**	The Fund had a 1-5 reverse stock split after the close of business August 14, 2023. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

44

Tradr 2X Short TSLA Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended	For the
	September 30,	Year Ended	For the
	2024	March 31,	Period Ended
	(Unaudited)**	2024	March 31, 2023*
Net asset value, beginning of period	$229.92	$255.36	$300.00
Income from Investment Operations:
Net investment income (loss)[1]	3.19	7.68	4.92
Net realized and unrealized gain (loss)	(122.53)	(10.74)	(37.38)
Total from investment operations	(119.34)	(3.06)	(32.46)

Less Distributions:
From net investment income	-	(22.38)	(2.76)
From net realized gain	-	-	(9.42)
Total distributions	-	(22.38)	(12.18)
Net asset value, end of period	$110.58	$229.92	$255.36

Total return[2,3]	(51.91)%[4]	2.44%	(12.97)%[4]

Total return at market price[3,5]	(51.92)%[4]	2.52%	(13.02)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,787	$105,768	$112,371

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.35%[6]	1.45%	1.21%[6]
After fees waived and expenses absorbed/recovered	1.15%[6]	1.15%	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.14%[6]	3.27%	2.21%[6]
After fees waived and expenses absorbed/recovered	3.34%[6]	3.57%	2.27%[6]

Portfolio turnover rate	-%[4]	-%	-%[4]

*	The Fund commenced operations on July 13, 2022.
**	The Fund had a 1-6 reverse stock split after the close of business November 26,2024, which is retroactively adjusted as of September 30, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

45

Tradr 2X Short Innovation Daily ETF ^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended	For the	For the	For the
	September 30,	Year Ended	Period Ended	Period Ended
	2024	March 31,	March 31,	September 30,
	(Unaudited)***	2024	2023**	2022*
Net asset value, beginning of period	$80.58	$120.06	$185.67	$90.00
Income from Investment Operations:
Net investment income (loss)[1]	1.70	4.53	1.71	(0.72)
Net realized and unrealized gain (loss)	(4.19)	(34.23)	(26.07)	96.39
Total from investment operations	(2.49)	(29.70)	(24.36)	35.67

Less Distributions:
From net investment income	-	(9.78)	-	-
From net realized gain	-	-	(41.25)	-
Total distributions	-	(9.78)	(41.25)	-
Net asset value, end of period	$78.09	$80.58	$120.06	$185.67

Total return[2,3]	(3.09)%[4]	(24.22)%	(19.82)%[4]	106.28%[4]

Total return at market price[3,5]	(3.12)%[4]	(24.28)%	(19.69)%[4]	106.23%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,082	$125,582	$310,158	$374,405

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.89%[6]	0.94%	1.01%[6]	0.83%[6]
After fees waived and expenses absorbed/recovered	0.84%[6,7]	0.75%	0.75%[6]	0.75%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.72%[6]	4.04%	2.03%[6]	(0.58)%[6]
After fees waived and expenses absorbed/recovered	3.77%[6,7]	4.23%	2.29%[6]	(0.50)%[6]

Portfolio turnover rate	-%[4]	-%	-%[4]	-%[4]

^	Financial information from November 5, 2021 through August 5, 2022 is for Tuttle Capital Short Innovation ETF, which was reorganized into the AXS Tradr 2X Short Innovation Daily ETF as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on November 5, 2021.
**	Fiscal year end changed to March 31, effective October 1, 2022.
***	The Fund had a 1-3 reverse stock split after the close of business November 26, 2024, which is retroactively adjusted as of September 30, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.
[7]	Effective August 6, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 1.15%. Prior to August 6, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 0.75%.

See accompanying Notes to Financial Statements.

46

Tradr 2X Long SPY Monthly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the
Period Ended
September 30,
2024*
(Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06
Net realized and unrealized gain (loss)	0.81
Total from investment operations	0.87
Net asset value, end of period	$25.87

Total return[2,3]	3.48%[4]

Total return at market price[3,5]	3.56%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,035

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	19.52%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(15.63)%[6]
After fees waived and expenses absorbed/recovered	2.59%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on August 30, 2024.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

47

Tradr 2X Long Triple Q Monthly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the
Period Ended
September 30,
2024*
(Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.14
Net asset value, end of period	$26.14

Total return[2,3]	4.56%[4]

Total return at market price[3,5]	4.68%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,012

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	4.57%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.32)%[6]
After fees waived and expenses absorbed/recovered	2.95%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on August 30, 2024.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

48

Tradr 2X Long SOXX Monthly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the
Period Ended
September 30,
2024*
(Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06
Net realized and unrealized gain (loss)	(0.24)
Total from investment operations	(0.18)
Net asset value, end of period	$24.82

Total return[2,3]	(0.72)%[4]

Total return at market price[3,5]	(0.64)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	21.18%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(16.94)%[6]
After fees waived and expenses absorbed/recovered	2.94%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on August 30, 2024.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

49

Tradr 2X Long SPY Weekly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the
Period Ended
September 30,
2024*
(Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06
Net realized and unrealized gain (loss)	0.72
Total from investment operations	0.78
Net asset value, end of period	$25.78

Total return[2,3]	3.12%[4]

Total return at market price[3,5]	3.32%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,031

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	19.56%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(15.66)%[6]
After fees waived and expenses absorbed/recovered	2.60%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on August 30, 2024.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

50

Tradr 2X Long Triple Q Weekly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the
Period Ended
September 30,
2024*
(Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08
Net realized and unrealized gain (loss)	0.88
Total from investment operations	0.96
Net asset value, end of period	$25.96

Total return[2,3]	3.84%[4]

Total return at market price[3,5]	3.88%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,115

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	11.92%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(6.58)%[6]
After fees waived and expenses absorbed/recovered	4.04%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on August 30, 2024.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.

See accompanying Notes to Financial Statements.

51

Tradr 2X Long SOXX Weekly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the
Period Ended
September 30,
2024*
(Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06
Net realized and unrealized gain (loss)	(0.90)
Total from investment operations	(0.84)
Net asset value, end of period	$24.16

Total return[2,3]	(3.36)%[4]

Total return at market price[3,5]	(3.40)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$966

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	21.50%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(17.20)%[6]
After fees waived and expenses absorbed/recovered	3.00%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on August 30, 2024.
[1]	Based on average shares outstanding during the period.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]	Not annualized.

[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.

[6]	Annualized.

See accompanying Notes to Financial Statements.

52

Tradr 1.75X Long NVDA Weekly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the
Period Ended
September 30,
2024*
(Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06
Net realized and unrealized gain (loss)	(0.24)
Total from investment operations	(0.18)
Net asset value, end of period	$24.82

Total return[2,3]	(0.72)%[4]

Total return at market price[3,5]	(0.72)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$744

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	23.13%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(18.87)%[6]
After fees waived and expenses absorbed/recovered	2.96%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on August 30, 2024.
[1]	Based on average shares outstanding during the period.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]	Not annualized.

[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.

[6]	Annualized.

See accompanying Notes to Financial Statements.

53

Tradr 1.5X Long TSLA Weekly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the
Period Ended
September 30,
2024*
(Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05
Net realized and unrealized gain (loss)	8.36
Total from investment operations	8.41
Net asset value, end of period	$33.41

Total return[2,3]	33.64%[4]

Total return at market price[3,5]	33.72%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,336

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	17.26%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(13.84)%[6]
After fees waived and expenses absorbed/recovered	2.12%[6]

Portfolio turnover rate	-%[4]

*	The Fund commenced operations on August 30, 2024.
[1]	Based on average shares outstanding during the period.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]	Not annualized.

[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on The NASDAQ Stock Market LLC.

[6]	Annualized.

See accompanying Notes to Financial Statements.

54

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited)

Note 1 – Organization

Tradr 2X Long Innovation ETF (formerly, AXS 2X Innovation ETF) (the “2X Long Innovation ETF”), Tradr 1.5X Short NVDA Daily ETF (formerly, Tradr 1.25X NVDA Bear Daily ETF) (the “1.5X Short NVDA Daily ETF”), Tradr 2X Short TSLA Daily ETF (formerly, Tradr TSLA Bear Daily ETF) (the “2X Short TSLA Daily”), Tradr 2X Short Innovation Daily ETF (formerly, Tradr Short Innovation Daily ETF) (the “2X Short Innovation Daily ETF”), Tradr 2X Long SPY Monthly ETF (the “2X Long SPY Monthly ETF”), Tradr 2X Long Triple Q Monthly ETF (the “2X Long Triple Q Monthly ETF”), Tradr 2X Long SOXX Monthly ETF (the “2X Long SOXX Monthly ETF”), Tradr 2X Long SPY Weekly ETF (the “2X Long SPY Weekly ETF”), Tradr 2X Long Triple Q Weekly ETF (the “2X Long Triple Q Weekly ETF”), Tradr 2X Long SOXX Weekly ETF (the “2X Long SOXX Weekly ETF”), Tradr 1.75X Long NVDA Weekly ETF (the “1.75X Long NVDA Weekly ETF”), Tradr 1.5X Long TSLA Weekly ETF (the “1.5X Long TSLA Weekly ETF”), Tradr 2X Long SPY Quarterly ETF (the “2X Long SPY Quarterly ETF”), Tradr 2X Long Triple Q Quarterly ETF (the “2X Long Triple Q Quarterly ETF”), Tradr 2X Long TLT Monthly ETF (the “2X Long TLT Monthly ETF”) and Tradr 1.75X Long TLT Quarterly ETF (the “2X Long TLT Quarterly ETF”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds seek leveraged and inverse leveraged investment results, before fees and expenses, of the daily, weekly, monthly or quarterly performance of the Funds’ underlying security listed in the table below. The Funds are actively managed exchange-traded funds (“ETF”).

The Funds’ commencement of operations, underlying security and leverage are as follows:

Fund Name	Commencement of Operations	Underlying Security	Leverage
2X Long Innovation ETF	April 28, 2022	ARK Innovation ETF	200%
1.5X Short NVDA Daily ETF	July 13, 2022	NVIDIA Corporation	-150%
2X Short TSLA Daily ETF	July 13, 2022	Tesla, Inc.	-200%
2X Short Innovation Daily ETF	August 8, 2022	ARK Innovation ETF	-200%
2X Long SPY Monthly ETF	August 30, 2024	SPDR® S&P 500® ETF Trust	200%
2X Long Triple Q Monthly ETF	August 30, 2024	Invesco QQQ Trust	200%
2X Long SOXX Monthly ETF	August 30, 2024	iShares® Semiconductor ETF	200%
2X Long SPY Weekly ETF	August 30, 2024	SPDR® S&P 500® ETF Trust	200%
2X Long Triple Q Weekly ETF	August 30, 2024	Invesco QQQ Trust	200%
2X Long SOXX Weekly ETF	August 30, 2024	iShares® Semiconductor ETF	200%
1.75X Long NVDA Weekly ETF	August 30, 2024	NVIDIA Corporation	175%
1.5X Long TSLA Weekly ETF	August 30, 2024	Tesla, Inc.	150%
2X Long SPY Quarterly ETF	September 30, 2024	SPDR® S&P 500® ETF Trust	200%
2X Long Triple Q Quarterly ETF	September 30, 2024	Invesco QQQ Trust	200%
2X Long TLT Monthly ETF	September 30, 2024	iShares® 20+ Year Treasury Bond ETF	200%
1.75X Long TLT Quarterly ETF	September 30, 2024	iShares® 20+ Year Treasury Bond ETF	175%

On November 15, 2024, the Trust’s Board approved a two-for-one forward share split for shares of the 2X Long Innovation ETF, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold two Fund shares for every one Fund share previously held as of the close of business on November 26, 2024. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.

55

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

On November 15, 2022, the Trust’s Board approved a one-for-five reverse share split for shares of the 2X Long Innovation ETF, effective after the close of business on November 30, 2022. On December 1, 2022, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on November 30, 2022. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

On May 15, 2024, the Tradr 1.25X NVDA Bear Daily ETF changed its name to Tradr 1.5X Short NVDA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-125%) of the daily performance of the common shares of NVDA.

On March 18, 2024, the Trust’s Board approved a one-for-five reverse share split for shares of the 1.5X Short NVDA Daily ETF, effective after the close of business on April 2, 2024. On April 3, 2024, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on April 2, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split is reflected in the financial statements.

On July 19, 2023, the Trust’s Board approved a one-for-five reverse share split for shares of the 1.5X Short NVDA Daily ETF, effective after the close of business on August 14, 2023. On August 15, 2023, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on August 14, 2023. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

On May 15, 2024, the Tradr TSLA Bear Daily ETF changed its name to Tradr 2X Short TSLA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) of the daily performance of the common shares of Tesla, Inc. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of TSLA.

On November 15, 2024, the Trust’s Board approved a one-for-six reverse share split for shares of the 2X Short TSLA Daily ETF, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every six Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.

Effective October 1, 2022, the 2X Short Innovation Daily ETF changed fiscal year end from September 30th to March 31st.

The 2X Short Innovation Daily ETF commenced investment operations on August 8, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Tuttle Capital Short Innovation ETF (the "2X Short Innovation Daily ETF Predecessor Fund"), a series of Collaborative Investment Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 4, 2022, by the Board of Collaborative Investment Series Trust on February 16, 2022, and by beneficial owners of the 2X Short Innovation Daily ETF Predecessor Fund on July 29, 2022. The tax-free reorganization was accomplished on August 5, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the 2X Short Innovation Daily ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the 2X Short Innovation Daily ETF Predecessor Fund.

56

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the 2X Short Innovation Daily ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
6,925,000	$339,852,874

The net unrealized depreciation of investments transferred was $41,087,479 as of the date of the acquisition.

On May 15, 2024, the Fund changed its name from AXS Short Innovation Daily ETF to Tradr Short Innovation Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily price and yield performance of the ARK Innovation ETF and accordingly, changed its name to Tradr 2X Short Innovation ETF. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF.

On November 15, 2024, the Trust’s Board approved a one-for-three reverse share split for shares of the Short Innovation Daily ETF, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every three Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing..

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(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or -200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares net relative assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The 2X Long SPY Monthly ETF, 2X Long Triple Q Monthly ETF, 2X Long SOXX Monthly ETF, 2X Long SPY Weekly ETF, 2X Long Triple Q Weekly ETF, 2X Long SOXX Weekly ETF, 1.75X Long NVDA Weekly ETF, 1.5X Long TSLA Weekly ETF incurred offering costs, which are being amortized over a one-year period from August 30, 2024 (commencement of operations). The 2X Long SPY Quarterly ETF, 2X Long Triple Q Quarterly ETF, 2X Long TLT Monthly ETF and 1.75X Long TLT Quarterly ETF incurred offering costs, which are being amortized over a one-year period from September 30, 2024 (commencement of operations).

58

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September 30, 2024 (Unaudited) - Continued

Offering Costs
2X Long SPY Monthly ETF	$12,500
2X Long Triple Q Monthly ETF	12,500
2X Long SOXX Monthly ETF	12,500
2X Long SPY Weekly ETF	12,500
2X Long Triple Q Weekly ETF	12,500
2X Long SOXX Weekly ETF	12,500
1.75X Long NVDA Weekly ETF	12,500
1.5X Long TSLA Weekly ETF	12,500
2X Long SPY Quarterly ETF	12,500
2X Long Triple Q Quarterly ETF	12,500
2X Long TLT Monthly ETF	12,500
1.75X Long TLT Quarterly ETF	12,500

(d) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

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September 30, 2024 (Unaudited) - Continued

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Funds is $250, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Funds is $250, regardless of the number of Creation Units created in the transaction.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, and during the prior three open tax years, if any, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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September 30, 2024 (Unaudited) - Continued

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of each Fund:

Investment Advisory Fee
2X Long Innovation ETF	0.95%
1.5X Short NVDA Daily ETF	0.95%
2X Short TSLA Daily ETF	0.95%
2X Short Innovation Daily ETF	0.75%*
2X Long SPY Monthly ETF	1.00%
2X Long Triple Q Monthly ETF	1.00%
2X Long SOXX Monthly ETF	1.00%
2X Long SPY Weekly ETF	1.00%
2X Long Triple Q Weekly ETF	1.00%
2X Long SOXX Weekly ETF	1.00%
1.75X Long NVDA Weekly ETF	1.00%
1.5X Long TSLA Weekly ETF	1.00%
2X Long SPY Quarterly ETF	1.00%
2X Long Triple Q Quarterly ETF	1.00%

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September 30, 2024 (Unaudited) - Continued

Investment Advisory Fee
2X Long TLT Monthly ETF	1.00%
1.75X Long TLT Quarterly ETF	1.00%

*Effective August 6, 2024 the management fee was increased from 0.65% from 0.75%.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commission, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers) will not exceed the total limit on annual operating expenses of each fund. These agreements are in effect until March 31, 2025 for the 2X Long Innovation ETF, 1.5X Short NVDA Daily ETF and 2X Short TSLA Daily ETF. These agreements are in effect until August 31, 2025 for the 2X Short Innovation Daily ETF, 2X Long SPY Monthly ETF, 2X Long Triple Q Monthly ETF, 2X Long SOXX Monthly ETF, 2X Long SPY Weekly ETF, 2X Long Triple Q Weekly ETF, 2X Long SOXX Weekly ETF, 1.75X Long NVDA Weekly ETF, 1.5X Long TSLA Weekly ETF, 2X Long SPY Quarterly ETF, 2X Long Triple Q Quarterly ETF, 2X Long TLT Monthly ETF and 1.75X Long TLT Quarterly ETF. They may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund:

Total Limit on Annual
Operating Expenses
2X Long Innovation ETF	1.15%
1.5X Short NVDA Daily ETF	1.15%
2X Short TSLA Daily ETF	1.15%
2X Short Innovation Daily ETF	1.15%*
2X Long SPY Monthly ETF	1.30%
2X Long Triple Q Monthly ETF	1.30%
2X Long SOXX Monthly ETF	1.30%
2X Long SPY Weekly ETF	1.30%
2X Long Triple Q Weekly ETF	1.30%
2X Long SOXX Weekly ETF	1.30%
1.75X Long NVDA Weekly ETF	1.30%
1.5X Long TSLA Weekly ETF	1.30%
2X Long SPY Quarterly ETF	1.30%
2X Long Triple Q Quarterly ETF	1.30%
2X Long TLT Monthly ETF	1.30%
1.75X Long TLT Quarterly ETF	1.30%

* Effect August 6, 2024, the annual operating expense limit was increased from 0.75% to 1.15%.

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September 30, 2024 (Unaudited) - Continued

For the six months/period ended September 30, 2024, the Advisor waived its advisory fees and absorbed other expenses as follows:

Advisory fees
2X Long Innovation ETF	$92,589
1.5X Short NVDA Daily ETF	90,836
2X Short TSLA Daily ETF	88,358
2X Short Innovation Daily ETF	30,732
2X Long SPY Monthly ETF	15,818
2X Long Triple Q Monthly ETF	14,728
2X Long SOXX Monthly ETF	15,839
2X Long SPY Weekly ETF	15,819
2X Long Triple Q Weekly ETF	15,637
2X Long SOXX Weekly ETF	15,843
1.75X Long NVDA Weekly ETF	15,860
1.5X Long TSLA Weekly ETF	15,782

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	2X Long Innovation ETF	1.5X Short NVDA Daily ETF	2X Short TSLA Daily ETF
March 31, 2026	$109,366	$72,363	$39,147
March 31, 2027	206,174	232,672	318,800
March 31, 2028	92,589	90,836	88,358
Total	$408,129	$396,871	$446,305

	2X Short Innovation Daily ETF	2X Long SPY Monthly ETF	2X Long Triple Q Monthly ETF
September 30, 2025	$168,590	$-	$-
March 31, 2026	462,957	-	-
March 31, 2027	405,352	-	-
March 31, 2028	30,732	15,818	14,728
Total	$1,067,631	$15,818	$14,728

	2X Long SOXX Monthly ETF	2X Long SPY Weekly ETF	2X Long Triple Q Weekly ETF
March 31, 2028	$15,839	$15,819	$15,637
Total	$15,839	$15,819	$15,637

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September 30, 2024 (Unaudited) - Continued

	2X Long SOXX Weekly ETF	1.75X Long NVDA Weekly ETF	1.5X Long TSLA Weekly ETF
March 31, 2028	$15,843	$15,860	$15,782
Total	$15,843	$15,860	$15,782

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the periods ended September 30, 2024, are reported on the Statements of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended September 30, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended September 30, 2024, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At September 30, 2024, cost of investments, gross unrealized appreciation, and gross unrealized depreciation on investments owned by the Funds, based on cost for federal income tax purposes were $0.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

The tax basis of the components of distributable net earnings (deficit) at March 31, 2024 were as follows:

	2X Long Innovation ETF	1.5X Short NVDA Daily ETF	2X Short TSLA Daily ETF
Undistributed ordinary income	$-	$1,533,519	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	1,533,519	-

Accumulated capital and other losses	(4,477,049)	(126,454,937)	(49,997,606)
Unrealized appreciation (depreciation) on swap contracts	30,800,149	(32,559,342)	13,753,294
Unrealized deferred compensation	(7,391)	(8,297)	(13,714)
Total distributable earnings (accumulated deficit)	$26,315,709	$(157,489,057)	$(36,258,026)

2X Short Innovation Daily ETF
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(50,101,225)
Unrealized appreciation (depreciation) on swap contracts	(34,472,839)
Unrealized deferred compensation	(22,795)
Total distributable earnings (accumulated deficit)	$(84,596,859)

The tax character of the distributions paid during the periods ended March 31, 2024 and 2023 (if applicable) were as follows:

2X Long Innovation ETF
Distribution paid from:	March 31, 2024	March 31, 2023
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

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September 30, 2024 (Unaudited) - Continued

	1.5X Short NVDA Daily ETF
Distribution paid from:	March 31, 2024	March 31, 2023
Ordinary income	$8,099,106	$451,820
Net long-term capital gains	-	-
Total distributions paid	$8,099,106	$451,820

	2X Short TSLA Daily ETF
Distribution paid from:	March 31, 2024	March 31, 2023
Ordinary income	$9,777,526	$2,971,709
Net long-term capital gains	-	-
Total distributions paid	$9,777,526	$2,971,709

	2X Short Innovation Daily ETF
Distribution paid from:	March 31, 2024	March 31, 2023
Ordinary income	$16,893,270	$65,646,748
Net long-term capital gains	-	-
Total distributions paid	$16,893,270	$65,646,748

As of March 31, 2024, the 2X Long Innovation ETF, 2X Short TSLA Daily ETF and 2X Short Innovation Daily ETF had qualified late-year ordinary losses which are deferred until fiscal year 2025 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

	2X Long Innovation ETF	2X Short TSLA Daily ETF	2X Short Innovation Daily ETF
Late-year ordinary losses	$1,372,143	$519,462	$1,753,163

As of March 31, 2024, the Funds had net capital loss carryovers as follows:

	2X Long Innovation ETF	1.5X Short NVDA Daily ETF	2X Short TSLA Daily ETF	2X Short Innovation Daily ETF
Not subject to expiration:
Short-term	$3,104,906	$126,454,937	$49,478,144	$48,348,062
Long-term	-	-	-	-
Total	$3,104,906	$126,454,937	$49,478,144	$48,348,062

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended March 31, 2024, the 2X Long Innovation ETF utilized short-term capital loss carryforwards of $2,623,514.

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September 30, 2024 (Unaudited) - Continued

Note 5 – Investment Transactions

There were no purchases and sales of investments for the periods ended September 30, 2024.

There were no purchases and sales of in-kind transactions for the periods ended September 30, 2024.

Note 6 – Distribution Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds, except for the 2X Short Innovation Daily ETF, are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. The Funds do not and have no current intention of paying 12b-1 fees. However, in the event 12b-1 fees are charged in the future because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of shareholders’ investment and may cost shareholders more than certain other types of sales charges.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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September 30, 2024 (Unaudited) - Continued

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Funds’ assets and liabilities carried at fair value:

2X Long Innovation ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$16,644,362	$-	$16,644,362
Total Assets	$-	$16,644,362	$-	$16,644,362

1.5X Short NVDA Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$5,830,297	$-	$5,830,297
Total Assets	$-	$5,830,297	$-	$5,830,297

2X Short TSLA Daily ETF	Level 1*	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$20,191,330	$-	$20,191,330
Total Liabilities	$-	$20,191,330	$-	$20,191,330

2X Short Innovation Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$645,532	$-	$645,532
Total Assets	$-	$645,532	$-	$645,532
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$4,919,821	$-	$4,919,821
Total Liabilities	$-	$4,919,821	$-	$4,919,821

68

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

2X Long SPY Monthly ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$32,365	$-	$32,365
Total Assets	$-	$32,365	$-	$32,365

2X Long Triple Q Monthly ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$443,182	$-	$443,182
Total Assets	$-	$443,182	$-	$443,182

2X Long SOXX Monthly ETF	Level 1*	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$9,683	$-	$9,683
Total Liabilities	$-	$9,683	$-	$9,683

2X Long SPY Weekly ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$28,967	$-	$28,967
Total Assets	$-	$28,967	$-	$28,967

2X Long Triple Q Weekly ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$95,328	$-	$95,328
Total Assets	$-	$95,328	$-	$95,328
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$43,262	$-	$43,262
Total Liabilities	$-	$43,262	$-	$43,262

2X Long SOXX Weekly ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$4,988	$-	$4,988
Total Assets	$-	$4,988	$-	$4,988
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$41,032	$-	$41,032
Total Liabilities	$-	$41,032	$-	$41,032

69

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

1.75X Long NVDA Weekly ETF	Level 1*	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$21,082	$-	$21,082
Total Liabilities	$-	$21,082	$-	$21,082

1.5X Long TSLA Weekly ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$334,263	$-	$334,263
Total Assets	$-	$334,263	$-	$334,263

* The Funds did not hold any Level 1 or 3 securities at period end.

** Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 9 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts during the periods ended September 30, 2024.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2024, by risk category are as follows:

Fund	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long Innovation ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$16,644,362	$-
1.5X Short NVDA Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	5,830,297	-
2X Short TSLA Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	20,191,330
2X Short Innovation Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	645,532	4,919,821
2X Long SPY Monthly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	32,365	-

70

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

Fund	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long Triple Q Monthly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$443,182	$-
2X Long SOXX Monthly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	9,683
2X Long SPY Weekly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	28,967	-
2X Long Triple Q Weekly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	95,238	43,262
2X Long SOXX Weekly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	4,988	41,032
1.75X Long NVDA Weekly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	21,082
1.5X Long TSLA Weekly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	334,263	-

The effects of derivative instruments on the Statements of Operations for the periods ended September 30, 2024, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations

Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long Innovation ETF	Equity contracts	$5,530,983
1.5X Short NVDA Daily ETF	Equity contracts	(56,341,520)
2X Short TSLA Daily ETF	Equity contracts	(17,654,033)
2X Short Innovation Daily ETF	Equity contracts	(28,292,150)
2X Long SPY Monthly ETF	Equity contracts	-
2X Long Triple Q Monthly ETF	Equity contracts	-
2X Long SOXX Monthly ETF	Equity contracts	-
2X Long SPY Weekly ETF	Equity contracts	-
2X Long Triple Q Weekly ETF	Equity contracts	-
2X Long SOXX Weekly ETF	Equity contracts	-
1.75X Long NVDA Weekly ETF	Equity contracts	-
1.5X Long TSLA Weekly ETF	Equity contracts	-

71

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long Innovation ETF	Equity contracts	$(14,155,787)
1.5X Short NVDA Daily ETF	Equity contracts	38,389,639
2X Short TSLA Daily ETF	Equity contracts	(33,944,624)
2X Short Innovation Daily ETF	Equity contracts	30,198,550
2X Long SPY Monthly ETF	Equity contracts	32,365
2X Long Triple Q Monthly ETF	Equity contracts	443,182
2X Long SOXX Monthly ETF	Equity contracts	(9,683)
2X Long SPY Weekly ETF	Equity contracts	28,967
2X Long Triple Q Weekly ETF	Equity contracts	51,976
2X Long SOXX Weekly ETF	Equity contracts	(36,044)
1.75X Long NVDA Weekly ETF	Equity contracts	(21,082)
1.5X Long TSLA Weekly ETF	Equity contracts	334,263

The average quarterly volume of derivative instruments held by the Funds during the periods ended September 30, 2024, are as follows:

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Long Innovation ETF	Equity contracts	Open Swap Contracts	$106,039,483
1.5X Short NVDA Daily ETF	Equity contracts	Open Swap Contracts	(93,780,184)
2X Short TSLA Daily ETF	Equity contracts	Open Swap Contracts	(125,300,516)
2X Short Innovation Daily ETF	Equity contracts	Open Swap Contracts	(131,647,814)
2X Long SPY Monthly ETF	Equity contracts	Open Swap Contracts	2,035,562
2X Long Triple Q Monthly ETF	Equity contracts	Open Swap Contracts	11,396,901
2X Long SOXX Monthly ETF	Equity contracts	Open Swap Contracts	1,992,298
2X Long SPY Weekly ETF	Equity contracts	Open Swap Contracts	2,020,509
2X Long Triple Q Weekly ETF	Equity contracts	Open Swap Contracts	6,169,804
2X Long SOXX Weekly ETF	Equity contracts	Open Swap Contracts	1,952,840
1.75X Long NVDA Weekly ETF	Equity contracts	Open Swap Contracts	1,282,357
1.5X Long TSLA Weekly ETF	Equity contracts	Open Swap Contracts	1,659,358

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

72

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. As of September 30, 2024, the Funds are subject to a master netting arrangement for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2024:

			Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Long Innovation ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	$12,605,039	$-	$-	$12,605,039
Unrealized appreciation on open swap contracts -asset receivable	Clear Street	4,039,323	-	-	4,039,323
1.5X Short NVDA Daily ETF
Unrealized appreciation on open swap contracts -asset receivable	Cowen	3,267,280	-	-	3,267,280
Unrealized appreciation on open swap contracts - asset receivable	Clear Street	2,563,017	-	-	2,563,017
2X Short TSLA Daily ETF
Unrealized depreciation on open swap contracts -liability payable	Cowen	1,947,952	-	(1,947,952)	-
Unrealized depreciation on open swap contracts -liability payable	Clear Street	18,243,378	-	(18,243,378)	-

73

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

			Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Short Innovation Daily ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	$645,532	$-	$-	$645,532
Unrealized depreciation on open swap contracts -liability payable	Clear Street	3,445,104	-	(3,445,104)	-
Unrealized depreciation on open swap contracts -liability payable	Goldman Sachs	1,474,717		(1,474,717)
2X Long SPY Monthly ETF
Unrealized appreciation on open swap contracts - asset receivable	Clear Street	32,365	-	-	32,365
2X Long Triple Q Monthly ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	29,970	-	-	29,970
Unrealized appreciation on open swap contracts - asset receivable	Clear Street	413,212	-	-	413,212
2X Long SOXX Monthly ETF
Unrealized depreciation on open swap contracts - liability payable	Clear Street	9,683	-	(9,683)	-
2X Long SPY Weekly ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	1,655	-	-	1,655
Unrealized appreciation on open swap contracts -asset receivable	Clear Street	27,312	-	-	27,312

74

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

			Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Long Triple Q Weekly ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	$95,238	$-	$-	$95,238
Unrealized depreciation on open swap contracts -liability payable	Clear Street	43,262	-	(43,262)	-
2X Long SOXX Weekly ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	4,988	-	-	4,988
Unrealized depreciation on open swap contracts -liability payable	Clear Street	41,032	-	(41,032)	-
1.75X Long NVDA Weekly ETF
Unrealized depreciation on open swap contracts - liability payable	Clear Street	21,082	-	(21,082)	-
1.5X Long TSLA Weekly ETF
Unrealized depreciation on open swap contracts – asset receivable	Clear Street	334,263	-	(334,263)	-

* Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

75

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited) - Continued

Note 12 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective November 12, 2024, each Tradr ETFs, to the extent a Fund is an “acquired fund” in a fund of funds arrangement relying on Rule 12d1-4 under the 1940 Act, the Fund will limit its acquisition of securities of investment companies and companies that would be investment companies under the 1940 Act but for the exclusion from the definition of investment company in Section 3(c)(1) or Section 3(c)(7) of the 1940 Act to an aggregate amount that does not exceed 10% of the Fund’s total assets (measured immediately after acquisition); provided that such limitation shall not apply to investments by the Fund in: (a) another fund as part of a master-feeder structure in reliance on Section 12(d)(1)(E) of the 1940 Act (master feeder arrangements); (b) money market funds in reliance on Rule 12d1-1 under the 1940 Act; (c) a wholly owned and controlled subsidiary of the Fund; (d) securities received as a dividend or as a result of a plan of reorganization of a company; or (e) securities of another fund received pursuant to an interfund lending arrangement permitted by an exemptive order issued by the SEC.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

76

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

77

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Tradr 2X Long SPY Weekly ETF, Tradr 2X Long SPY Monthly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long Triple Q Weekly ETF, Tradr 2X Long Triple Q Monthly ETF, Tradr 2X Long Triple Q Quarterly ETF, Tradr 2X Long SOXX Weekly ETF, Tradr 2X Long SOXX Monthly ETF, Tradr 2X Long TLT Monthly ETF, Tradr 1.75X Long TLT Quarterly ETF, Tradr 1.75X Long NVDA Weekly ETF, and Tradr 1.5X Long TSLA Weekly ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on July 23-24, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an initial two-year term, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

•	Tradr 2X Long SPY Weekly ETF,
•	Tradr 2X Long SPY Monthly ETF,
•	Tradr 2X Long SPY Quarterly ETF,
•	Tradr 2X Long Triple Q Weekly ETF,
•	Tradr 2X Long Triple Q Monthly ETF,
•	Tradr 2X Long Triple Q Quarterly ETF,
•	Tradr 2X Long SOXX Weekly ETF,
•	Tradr 2X Long SOXX Monthly ETF,
•	Tradr 2X Long TLT Monthly ETF,
•	Tradr 1.75X Long TLT Quarterly ETF,
•	Tradr 1.75X Long NVDA Weekly ETF, and
•	Tradr 1.5X Long TSLA Weekly ETF.

In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Funds; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Trading – Leveraged Equity fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

78

Tradr 2X Long SPY Weekly ETF, Tradr 2X Long SPY Monthly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long Triple Q Weekly ETF, Tradr 2X Long Triple Q Monthly ETF, Tradr 2X Long Triple Q Quarterly ETF, Tradr 2X Long SOXX Weekly ETF, Tradr 2X Long SOXX Monthly ETF, Tradr 2X Long TLT Monthly ETF, Tradr 1.75X Long TLT Quarterly ETF, Tradr 1.75X Long NVDA Weekly ETF, and Tradr 1.5X Long TSLA Weekly ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the Funds, it was familiar with the Advisor as the investment advisor for many other series of the Trust. The Board considered the overall quality of the services to be provided by the Advisor to each Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the day-to-day activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage each Fund, and that the Advisor would provide each Fund with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed information regarding each Fund’s proposed advisory fee and estimated annual total expenses. The meeting materials indicated that each Fund’s proposed annual investment advisory fee of 1.00% (gross of fee waivers) was slightly higher than the Peer Group median by 0.005%, and higher than the Fund Universe median by 0.25%. The Board noted that the proposed advisory fee was not in the highest quartile of funds in the Peer Group, and that the advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The meeting materials indicated that each Fund’s estimated annual total expenses of 1.30% (net of fee waivers) were higher than the Peer Group and Fund Universe medians by 0.20% and 0.35%, respectively. The Board noted that the Funds’ higher estimated annual total expenses were in part attributable to the Funds’ higher advisory fees.

In reviewing the proposed advisory fees and estimated annual total expenses for the Funds, the Board noted that the Advisor had contractually agreed to limit the annual total expenses for each Fund and had set the net expenses at a level at which the Advisor can maintain the viability of the Fund.

79

Tradr 2X Long SPY Weekly ETF, Tradr 2X Long SPY Monthly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long Triple Q Weekly ETF, Tradr 2X Long Triple Q Monthly ETF, Tradr 2X Long Triple Q Quarterly ETF, Tradr 2X Long SOXX Weekly ETF, Tradr 2X Long SOXX Monthly ETF, Tradr 2X Long TLT Monthly ETF, Tradr 1.75X Long TLT Quarterly ETF, Tradr 1.75X Long NVDA Weekly ETF, and Tradr 1.5X Long TSLA Weekly ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to each Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with the Funds during their first year of operations. The Board considered that the Advisor anticipated waiving a significant portion of its advisory fee with respect to each Fund, and determined that the anticipated profit level with respect to each Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Funds’ asset levels would likely be too low to achieve significant economies of scale during the Funds’ initial startup period, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each Fund.

80

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	12/9/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	12/9/24

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/9/24